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DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================





Dear Shareholder:


We are pleased to present the semi-annual report of Daily Tax Free Income Fund, Inc. for the period November 1, 1997 through April 30, 1998. As of the end of the period, the Fund had net assets of $555,814,799 and 4,698 active shareholders.

We thank you for your support of Daily Tax Free Income Fund, Inc. and look forward to continuing to serve your cash management needs.

Sincerely,





\s\Steven W. Duff


Steven W. Duff

President










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                               Value                Standard
   Amount                                                                            Yield           (Note 1)      Moody's  & Poor's
   ------                                                                            -----            ------       -------   -------
Variable Rate Demand Instruments - Participations (c) (3.98%)
------------------------------------------------------------------------------------------------------------------------------------
 $   2,251,513  The Bank of New York LOC covering eight issues
                due 10-01-98 through 05-01-01                                   4.95% to 5.10%       $  2,251,513     P1      A1+
    13,248,896  Chase Manhattan Bank LOC covering eleven issues
                due 11-10-98 through 05-01-13                                   4.67% to 5.52%         13,248,896     P1      A1+
     1,147,493  The First National Bank of Maryland LOC covering six issues
                due 09-15-00 through 09-15-02                                        5.10%              1,147,493     P1      A1
       129,750  LaSalle National Bank LOC covering one issue due 07-01-00            5.10%                129,750     P1      A1+
     4,000,000  North Carolina State University due 10-01-99                         4.01%              4,000,000
     1,350,000  PNC Bank, N.A. LOC covering one issue due  07-01-03                  6.90%              1,350,000     P1
 -------------                                                                                       ------------
    22,127,652  Total Variable Rate Demand Instruments - Participations                                22,127,652
 -------------                                                                                       ------------
Variable Rate Demand Instruments - Private Placements (c) (12.93%)
------------------------------------------------------------------------------------------------------------------------------------
 $   1,340,000  Banc One Arizona LOC covering two issues
                due 01-01-99 through 04-01-05                                        5.52%           $  1,340,000     P1      A1
     1,500,000  Banque Nationale de Paris LOC covering one issue due 12-01-00        5.10%              1,500,000     P1      A1+
        49,999  Central Trust Company LOC Backed by Bank of New York LOC
                covering one issue due 01-01-99                                      5.10%                 49,999     P1      A1
     1,301,429  Comerica Bank - Detroit LOC covering four issues
                due 02-01-00 through 05-01-05                                        5.10%              1,301,429     P1      A1
     2,000,000  Creditanstalt-Bankverein LOC covering one issue
                due 06-01-10                                                         5.10%              2,000,000     P1      A1+
     1,500,000  Dresdner Bank AG LOC covering one issue due 12-28-14                 5.10%              1,500,000     P1      A1+
     5,760,000  The First National Bank of Maryland LOC
                covering two issues due 07-01-04 through 12-01-20               4.55% to 5.52%          5,760,000     P1      A1
     2,823,815  The Huntington National Bank LOC covering two issues
                due 12-01-98 through 10-01-05                                   4.23% to 5.78%          2,823,815     P1      A1
     1,115,000  Key Bank, N.A. LOC covering one issue due 07-01-15                   5.10%              1,115,000     P1      A1
       219,068  Nations Bank, N.A. LOC covering one issue due 12-01-99               5.52%                219,068     P1      A1
     3,292,000  Norwest Bank, N.A. LOC covering three issues
                due 07-01-00 through 12-01-15                                   5.27% to 5.52%          3,292,000     P1      A1+
     2,896,000  PNC Bank, N.A. LOC covering two issues due 12-01-00
                through 06-30-02                                                     5.52%              2,896,000     P1      A1+
    16,827,900  Seattle-First National Bank LOC
                Backed by Bank of America NT & SA LOC
                covering eight issues due 12-15-00 through 11-15-15                  5.52%             16,827,900     P1      A1



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
    Face                                                                                               Value                Standard
   Amount                                                                            Yield           (Note 1)      Moody's  & Poor's
   ------                                                                            -----            ------       -------   -------
Variable Rate Demand Instruments - Private Placements (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,000,000  Societe Generale LOC covering one issue
               due 11-01-05                                                          5.10%           $  4,000,000     P1      A1+
    1,205,000  State Street Bank & Trust Company LOC
               covering one issue due 01-01-02                                       5.10 %             1,205,000     P1      A1+
   12,686,000  Union Bank, CA LOC covering four issues
               due 12-01-09 through 12-01-15                                    5.10% to 5.52%         12,686,000     P1      A1+
    1,500,000  Wells Fargo Bank, N.A. LOC covering two issues
               due 12-15-04 through 08-01-05                                         5.18%              1,500,000     P1      A1+
    3,875,000  York Bank and Trust covering one issue due 12-01-14 (b)               4.65%              3,875,000
    7,975,580  Zion's National Bank Liquidity Facility
               covering one issue due 12-10-15                                       5.52%              7,975,580     P2      A2
 ------------                                                                                        ------------
   71,866,791  Total Variable Rate Demand Instruments - Private Placements                             71,866,791
 ------------                                                                                        ------------

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Other Tax Exempt Investments (20.80%)
------------------------------------------------------------------------------------------------------------------------------------
 $  9,075,000  Campbell County, WY School District Number 1
               Wyoming TAW - Series 1997                                        06/29/98   3.84%     $  9,078,527             SP-1+
    1,445,000  County of Adams Gettysbury, PA TRAN (b)                          12/31/98   3.81         1,447,028
   10,000,000  County of Los Angeles 1997-98 TRAN - Series A                    06/30/98   3.80        10,010,286   MIG-1     SP-1+
    8,500,000  District of Columbia TRAN
               LOC Union Bank of Switzerland/Morgan Guaranty Trust Company      09/30/98   3.82         8,521,439   MIG-1     SP-1+
    5,000,000  Essex County, NJ BAN - Series A                                  08/07/98   3.85         5,004,511   MIG-1
    8,600,000  Floyd County, GA 1998 TAN (b)                                    12/31/98   3.70         8,600,000
    4,490,000  City of Ankeny, IA GO Bond & GAN (b)                             06/01/98   3.84         4,491,286
    1,435,000  HEFA of the State of Missouri RAN - Series 1998 D
               LOC Allied Irish Bank                                            04/07/99   4.25         1,441,851             SP-1
    5,000,000  Jersey City, NJ BAN                                              01/15/99   3.71         5,008,583   MIG-1     SP-1+
    5,000,000  Michigan Municipal Bond Authority  Revenue Notes - Series B      07/02/98   3.75         5,005,724             SP-1+
    1,000,000  Middleton - Cross Plains Area School District, WI TRAN (b)       08/26/98   3.96         1,000,762
    2,500,000  New Albany -Floyd County, IN School Buildings Corporation BAN (b)09/01/98   3.95         2,500,000
    3,000,000  Ohio School District 1998 Cash Flow Borrowing Program
               COP - Series A                                                   12/31/98   3.52         3,011,134   MIG-1     SP-1+
    3,300,000  School District of Greenfield TRAN (b)                           09/30/98   3.90         3,307,247

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Other Tax Exempt Investments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  School District of the City of Detroit, Wayne County, MI
               State School Aid Notes 1997                                      05/01/98   4.50%     $  5,000,000             SP-1+
    8,500,000  State of California RAN                                          06/30/98   3.80         8,509,989   MIG-1     SP-1+
    5,000,000  State of New Mexico 1997-98 TRAN - Series 1997                   06/30/98   3.82         5,004,983   MIG-1     SP-1+
   14,800,000  State of Texas TRAN                                              08/31/98   3.53        14,853,747   MIG-1     SP-1+
    3,800,000  Sweetwater County School District #1
               State of Wyoming TAW - Series 1997                               06/30/98   3.85         3,801,497             SP-1
   10,000,000  Town of Hilton Head, South Carolina (b)                          09/29/98   3.66        10,012,103
 ------------                                                                                        ------------
  115,445,000  Total Other Tax Exempt Investments                                                     115,610,697
 ------------                                                                                        ------------
Other Variable Rate Demand Instruments (c) (48.65%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,090,000  Baldwin County, GA (William Barnet and Son Project)
               LOC Fleet National Bank & Trust                                  12/01/99   4.47%     $  1,090,000             A1
    4,700,000  Brazos River, TX Harbor Nav. Dist. (Badishce Corp. Facs)
               LOC Credit Suisse First Boston                                   12/01/19   3.65         4,700,000             A1+
    4,000,000  Broward County, FL (Sanctuary Apartment Project)
               LOC PNC Bank, N.A.                                               02/01/09   4.10         4,000,000   VMIG-1
    3,000,000  Carlton, WI PCRB - Series B (Wisconsin Power & Light)            09/01/05   4.25         3,000,000   VMIG-1    A1+
    1,000,000  Carlton, WI Environmental Improvement ( Wisconsin Power & Light) 10/01/00   3.95         1,000,000   VMIG-1    A1+
    3,700,000  Chelan County, Washington Public Utilities District #001
               (Chelan Hydro Project) - Series A
               MBIA Insured                                                     06/01/15   4.00         3,700,000   VMIG-1    A1+
      500,000  Chester County, PA 1997 Archdiocese of Philadelphia
               LOC Corestates Bank                                              07/01/27   4.20           500,000   VMIG-1
    3,100,000  City of Jacksonville, FL IDRB -Series 1989 University of Florida,
               Health Science Center Jacksonville Faculty Practice Association
               LOC Barnett Bank                                                 07/01/19   4.35         3,100,000   VMIG-1
    2,500,000  City of Jacksonville, FL PCR Refunding Bonds - Series 1995
               (Florida Power & Light Company)                                  05/01/29   4.00         2,500,000   VMIG-1    A1
    4,130,000  Clarksville, TN Public Building Authority Pooled Financing RB
               LOC Nations Bank                                                 06/01/24   4.10         4,130,000             A1+
    5,000,000  Colorado HFA (Grant Plaza Project)
               LOC Nations Bank                                                 11/01/09   4.22         5,000,000   VMIG-1
    3,000,000  Connecticut EDA (Connecticut Light & Power) 1993A
               LOC Deutsche Bank, A.G.                                          09/01/28   4.05         3,000,000   VMIG-1    A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  County of Cuyahoga, OH HRB (The Cleveland Clinic Foundation)
               AMBAC Insured                                                    01/01/16   4.15%     $  5,000,000   VMIG-1    A1+
    2,250,000  County of Franklin, OH RB - Series 1997F
               (The Villas at Saint Therese Project) (b)
               LOC Fifth Third Bank                                             10/01/22   4.20         2,250,000
    7,050,000  Coweta County, GA Development Authority RB
               (Jack Eckerd Project) (b)
               LOC Union Bank of Switzerland                                    03/01/09   4.25         7,050,000
    3,800,000  Dade County, FL IDA Exempt Facilities RB - Series 1993           06/01/21   4.20         3,800,000   VMIG-1    A1+
   14,600,000  DeKalb County, GA Housing Authority
               LOC Bank of Montreal                                             12/01/07   3.90        14,600,000             A1+
    2,200,000  Delaware County, PA IDA - Series 1995 (British Petroleum)        10/01/19   4.25         2,200,000     P1      A1+
    1,000,000  Delaware County, PA IDA PCRB - Series A
               (Philadelphia Electric Company)
               LOC Toronto Dominion                                             08/01/16   4.20         1,000,000     P1      A1+
    5,000,000  Florida State Municipal Power Agency Rev. (Stanton Project)
               MBIA Insured                                                     10/01/19   4.00         5,000,000             A1
   10,000,000  Hammond, LA IDRB
               (Eckerds Warehouse Project) (b)
               LOC Union Bank of Switzerland                                    05/01/13   4.25        10,000,000
    1,000,000  Harris County, TX Health Facility Development Corporation
               Series 1994 (Methodist Hospital)                                 12/01/25   4.25         1,000,000             A1+
    8,250,000  Hillsborough County, FL IDA PCRB
               (Tampa Electric Co. Gannon)                                      05/15/18   4.00         8,250,000   VMIG-1    A1+
    4,700,000  Illinois Charitabulls Development Finance Authority (James Jordan
               Boys & Girls Club & Family Life Center Project) - Series 1995
               LOC American National Bank & Trust Company of Chicago/
               LaSalle National Bank                                            08/01/30   4.15         4,700,000             A1+
    6,000,000  Illinois IDFA Chicago Educational Television
               LOC Harris Trust & Savings Bank                                  11/01/14   4.15         6,000,000   VMIG-1
    2,300,000  Illinois Health Facility (Resurrection Hospital)                 05/01/11   4.25         2,300,000   VMIG-1    A1+
   19,400,000  Illinois Museum of Contemporary Art 1994
               LOC Northern Trust\Harris Trust\LaSalle\National Bank of Detroit 02/01/29   4.15        19,400,000   VMIG-1    A1+
    3,000,000  Jackson County, MI EDC (Thrifty Leoni) (b)
               LOC First National Bank of Chicago                               12/01/14   4.22         3,000,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity              Value               Standard
   Amount                                                                           Date     Yield    (Note 1)     Moody's  & Poor's
   ------                                                                           ----     -----     ------      -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,500,000  Jacksonville, FL Health Facilities Authority (River Garden Project)
               LOC First Union National Bank                                      02/01/18   4.05%   $   2,500,000             A1
    5,000,000  Kansas Department TRAN Series - 1994B                              09/01/14   4.05        5,000,000   VMIG-1    A1+
    3,585,000  Maryland IDFA EDRB (The Barre School Facility)
               LOC Nations Bank                                                   07/01/14   4.10        3,585,000             A1+
    7,400,000  Massachusetts State HEFA RB (Harvard University)                   08/01/17   3.90        7,400,000   VMIG-1    A1+
      870,000  Mecklenberg County, NC (Aplix, Inc.) (b)
               LOC Wachovia Bank & Trust Co., N.A.                                12/01/99   4.10          870,000
    5,410,000  Missouri State HEFA (Barnes Hospital)
               LOC Morgan Guaranty Trust Company                                  12/01/15   4.10        5,410,000   VMIG-1    A1+
    8,000,000  Montgomery County, MD Housing Opportunity Commission
               LOC General Electric Capital Corporation                           11/01/07   4.30        8,000,000             A1+
    1,900,000  Montgomery County, TX
               (Houston Area Residential Center Project) - Series 1985
               LOC Banque Nationale de Paris                                      12/01/15   4.25        1,900,000             A1
    4,570,000  Montgomery County, MD EDC RB
               (Brooke Grove Foundations, Incorporated Facilities) - Series 1995
               LOC First National Bank of Maryland                                01/01/16   4.70        4,570,000             A1
    1,000,000  New Mexico State Highway Commission Adjustable Tender
               Subordinate Lien Tax Revenue Highway Bonds - Series 1996
               FSA Insured                                                        06/15/11   4.50        1,000,000   VMIG-1    A1+
    2,100,000  Orange County, FL Health Facilities - Adventist
               (Orange County Health Facilities)
               LOC SunTrust Bank                                                  11/15/14   4.05        2,100,000   VMIG-1    A1+
    3,715,000  Orange County, FL HFA MHRB (Post Fountains Project)
               FNMA Collateralized                                                06/01/25   4.15        3,715,000             A1+
    4,500,000  Orange County, FL HFA (Smokewood/SunKey Apartments)
               LOC Citibank                                                       12/01/22   4.15        4,500,000             A1+
    4,000,000  Orange County HFA MHRB Refunding - Series 1997F
               (Post Lake Project)
               FNMA Collaterlized                                                 06/01/25   4.15        4,000,000             A1+
    2,600,000  Oyster Point, VA Development Corporation - Series 1991
               LOC Perpetual Savings                                              11/01/11   4.45        2,600,000             A1+
    1,000,000  Palm Beach County, FL RB - Series 1997
               (Jewish Community Campus Group)
               AMBAC Insured                                                      03/01/27   4.10        1,000,000             A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  8,000,000  Paso County, FL School Board COP
               AMBAC Insured                                                    08/01/26   4.10%     $  8,000,000   VMIG-1    A1+
    1,900,000  Peninsula Port Authority Virginia Coal Terminal RB - 1987 C
               (Dominion Terminal Project)
               LOC National Westminster Bank PLC                                07/01/16   4.15         1,900,000     P1
      900,000  Philadelphia, PA Hospital & Higher Education Facility HRB
               (Friends Hospital - Series A) (b)
               LOC PNC Bank, N.A.                                               03/01/06   4.20           900,000
    7,350,000  Phoenix, AZ IDA MHRB Refunding
               (Bell Square Apartments Project) - Series 1995
               LOC General Electric Capital Corporation                         06/01/25   4.30         7,350,000             A1+
    3,500,000  Phoenix, AZ IDA MHRB Refunding
               (Paradise Lake Apartment Projects) - Series 1995
               LOC General Electric Capital Corporation                         07/01/25   4.30         3,500,000             A1+
    4,500,000  Pinellas County, FL Health Facilities
               (Pooled Hospital Loan Project)
               LOC Chase Manhattan Bank                                         12/01/15   4.15         4,500,000   VMIG-1    A1
    6,890,000  Pitkin County, CO IDA (Aspen Skiing Co. Project) - Series A
               LOC First National Bank of Chicago                               04/01/16   4.25         6,890,000             A1+
      950,000  Polk County, FL IDA Pollution Control Refunding
               (Florida Convention Center Project)
               LOC Toronto Dominion                                             01/01/11   3.75           950,000     P1
    2,675,000  Polk County, FL IDA Pollution Control Refunding
               (IMC Fertilizer Inc. Proj.)
               LOC Rabobank Nederland                                           02/01/00   4.25         2,675,000     P1
    2,650,000  Prince Georges County, MD EDC RB (b)
               LOC Fleet National Bank & Trust                                  09/30/15   5.52         2,650,000
    2,625,000  St. Cloud, MN Commercial Development (Kelly Inn Project) (b)
               LOC First Bank of South Dakota                                   04/01/13   4.50         2,625,000
    4,500,000  St. Lucie County, FL PCRB (Florida Power & Light Project)        03/01/27   4.00         4,500,000   VMIG-1    A1+
    4,700,000  San Antonio, TX IDA (Rivercenter Project) (b)
               LOC PNC Bank, N.A.                                               12/01/12   4.20         4,700,000
    2,900,000  Salina, KS (Dillards Project) (b)
               LOC Nations Bank                                                 12/01/14   4.35         2,900,000
    2,130,000  Sarpy County, NE PCRB
               (Allied Signal Inc. Project) - Series 1995                       07/01/13   4.30         2,130,000             A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Southgate, MI EDC EDRB (Trust Realty Corp. Project)
               LOC Bankers Trust Company                                        10/01/18   4.22%     $  2,000,000             A1
    5,100,000  State of Ohio Environmental Improvement (U.S. Steel Corp. USX)
               LOC PNC Bank, N.A.                                               12/01/01   3.70         5,100,000     P1
    4,000,000  Susquehanna Structure Products Santa Clara County
               Finance Authority Lease RB  - Series 1997A (VMC Refunding)
               AMBAC Insured                                                    07/01/22   4.05         4,000,000   VMIG-1
    3,000,000  Tampa, FL Health Care Facilities (Lifelink Foundation Inc. Project)(b)
               LOC SunTrust Bank                                                08/01/22   4.15         3,000,000
    1,910,000  Terre Haute, IN EDRB (Westminster Village Terre Haute Inc.) (b)
               LOC Huntington National Bank                                     07/01/01   4.60         1,910,000
    1,800,000  Wisconsin HEFA RB - Series 1997 (Alverno College Project)
               LOC Allied Irish Banks                                           11/01/17   4.30         1,800,000   VMIG-1
    7,000,000  Valdez Alaska Marine Terminal TRAN - Series 1994B                05/01/31   4.15         7,000,000   VMIG-1    A1
 ------------                                                                                        ------------
  270,400,000  Total Other Variable Rate Demand Instruments                                           270,400,000
 ------------                                                                                        ------------
Put Bonds (d) (5.49%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,700,000  Alleghany, PA IDA - Series 1992A (Duquesne Light Company)
               LOC Canadian Imperial Bank of Commerce                           10/21/98   3.85%     $  2,700,000             A1+
    3,900,000  California Higher Education Loan Authority
               Student Loan Revenue 1991 - Series A
               LOC National Westminster Bank                                    07/01/98   4.00         3,900,000   VMIG-1
   10,000,000  Connecticut State Special Assessment Unemployment
               Compensation Advance RB - Series 1993C
               FGIC Insured                                                     07/01/98   3.90        10,000,000   VMIG-1    A1+
    9,945,000  DeKalb County, GA MHRB - Series 1985L
               LOC Amsouth Bank N.A.                                            12/01/98   3.90         9,945,000             A1+
    4,000,000  Joliet Illinois Gas Supply Revenue - Peoples Gas & Light         10/01/98   3.87         4,000,000   VMIG-1
 ------------                                                                                        ------------
   30,545,000  Total Put Bonds                                                                         30,545,000
 ------------                                                                                        ------------
Tax Exempt Commercial Paper (6.77%)
------------------------------------------------------------------------------------------------------------------------------------
$   4,000,000  Baltimore, MD Metropolitan District BAN - Series 1995            05/12/98   3.35%     $  4,000,000     P1      A1+
    2,000,000  City of Burlington, KS Customized Purchase PCRB
               (Kansas City Power and Light Company Project) - Series 1987A
               LOC Toronto Dominion                                             07/22/98   3.50         2,000,000             A1+
    8,000,000  City of Burlington, KS PCRB
               LOC Toronto Dominion                                             05/13/98   3.75         8,000,000     P1      A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000  Intermountain Power Agency Power Supply Revenue and
               Revenue Refunding Bonds - Series 1985F
               LOC Swiss Bank Corporation                                       05/14/98   3.30%     $  3,000,000   VMIG-1    A1+
    2,600,000  Hoosier, City of Sullivan, IN - Series 1985L-5
               (Hoosier Energy Rural Electric Coop)
               LOC National Rural Utilities Cooperative Finance Corporation     05/13/98   3.35         2,600,000     P1      A1
    2,600,000  Maricopa, AZ PCRB (Southern California Edison Company)           08/19/98   3.60         2,600,000     P1      A1
    4,000,000  New York City Municipal Water Finance Authority - Series 3
               LOC Westdeutsche Landesbank/Bayerische Landesbank/
               Landesbank Hessen                                                05/07/98   3.75         4,000,000     P1      A1+
    5,000,000  Orange County, FL - Series A                                     05/21/98   3.50         5,000,000     P1      A1+
    2,160,000  City of Rochester, MN (Mayo Foundation) - Series 1998E           08/19/98   3.50         2,160,000             A1+
    4,250,000  State of Louisiana - Series 1991 A
               LOC Credit Local de France                                       08/17/98   3.50         4,250,000   VMIG-1    A1+
 ------------                                                                                        ------------
   37,610,000  Total Tax Exempt Commercial Paper                                                       37,610,000
 ------------                                                                                        ------------
Revenue Bond (0.53%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,950,000  Lake Charles Harbor & Terminal District RB - Series 1983
               (Reynolds Metal Company Project)
               LOC ABN AMRO                                                     12/01/98   3.85%     $  2,950,000             A1+
 ------------                                                                                        ------------
    2,950,000  Total Revenue Bond                                                                       2,950,000
 ------------                                                                                        ------------
               Total Investments (99.15%)(Cost $551,110,140+)                                         551,110,140
               Cash and Other Assets in Excess of Liabilities (0.85%)                                   4,704,659
                                                                                                     ------------
               Net Assets (100.00%)                                                                  $555,814,799
                                                                                                     ============
               Net asset value, offering and redemption price per share:
               Class A Shares, 342,715,334 Shares Outstanding (Note 3)                               $       1.00
                                                                                                     ============
               Class B Shares, 213,268,044 Shares Outstanding (Note 3)                               $       1.00
                                                                                                     ============



               +   Aggregate cost for federal income tax purposes is identical.









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1998
(UNAUDITED)
================================================================================





FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated for the put bonds is the next put date.


KEY:
    BAN      =   Bond Anticipation Note                         IDFA     =   Industrial Development Finance Authority
    COP      =   Certificate of Participation                   IDRB     =   Industrial Development Revenue Bond
    EDA      =   Economic Development Authority                 MHRB     =   Multifamily Housing Revenue Bond
    EDC      =   Economic Development Corporation               PCR      =   Pollution Control Revenue
    EDRB     =   Economic Development Revenue Bond              PCRB     =   Pollution Control Revenue Bond
    GAN      =   Grant Anticipation Note                        RAN      =   Revenue Anticipation Note
    GO       =   General Obligation                             RB       =   Revenue Bond
    HEFA     =   Hospital & Education Finance Authority         TAN      =   Tax Anticipation Note
    HFA      =   Housing Finance Authority                      TAW      =   Tax Anticipation Warrant
    HRB      =   Hospital Revenue Bond                          TRAN     =   Tax and Revenue Anticipation Note
    IDA      =   Industrial Development Authority



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1998
(UNAUDITED)
================================================================================





INVESTMENT INCOME

 Income:

    Interest................................................................................  $  11,234,670
                                                                                              -------------

 Expenses: (Note 2)

    Investment management fee...............................................................        941,539

    Administration Fee......................................................................        608,379

    Distribution fee (Class A)..............................................................        486,723

    Custodian expenses......................................................................         26,587

    Shareholder servicing and related shareholder expenses..................................        192,755

    Legal, compliance and filing fees.......................................................         66,696

    Audit and accounting....................................................................         59,969

    Directors' fees.........................................................................         13,570

    Other...................................................................................         14,036
                                                                                              -------------

      Total expenses........................................................................      2,410,254
                                                                                              -------------

 Net investment income......................................................................      8,824,416



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments....................................................             70
                                                                                              -------------

 Increase in net assets from operations.....................................................  $   8,824,486
                                                                                              =============







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                                                          Six Months
                                                                             Ended                     Year
                                                                        April 30, 1998                 Ended
                                                                          (Unaudited)            October 31, 1997
                                                                          -----------            ---------------


INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.........................................      $     8,824,416          $    18,300,654
    Net realized gain (loss) on investments.......................                   70                 -0-
                                                                        ---------------          ---------------
    Increase in net assets from operations........................            8,824,486               18,300,654
 Dividends to shareholders from net investment income
    Class A.......................................................      (     5,765,277)*        (    12,820,890)*
    Class B.......................................................      (     3,059,139)*        (     5,479,764)*
 Capital share transactions (Note 3)
    Class A.......................................................      (    47,298,024)         (    58,788,395)
    Class B.......................................................           39,877,206               12,390,842
                                                                        ---------------          ---------------
        Total increase (decrease).................................      (     7,420,748)         (    46,397,553)
 Net assets:
    Beginning of period...........................................          563,235,547              609,633,100
                                                                        ---------------          ---------------
    End of period.................................................      $   555,814,799          $   563,235,547
                                                                        ===============          ===============

 *  Designated as exempt-interest dividends for federal income tax purposes.










--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .325% of the Fund's average daily net assets not in excess of $750 million plus .30% of such assets in excess of $750 million.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $147,687 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

3. Capital Stock.

At April 30, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $555,816,265. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                              Year
                                                     Ended                                Ended
                                                April 30, 1998                      October 31, 1997
                                                --------------                      ----------------
Class A

 Sold                                              368,937,146                         1,047,420,480
 Issued on reinvestment of dividends.......          5,169,714                            11,105,086
 Redeemed..................................     (  421,404,884)                      ( 1,117,313,961)
                                                 -------------                        --------------
 Net increase (decrease)...................     (   47,298,024)                      (    58,788,395)
                                                 =============                        ==============

Class B
 Sold......................................        206,556,387                           702,069,192
 Issued on reinvestment of dividends.......          2,843,386                             4,978,557
 Redeemed..................................     (  169,522,567)                      (   694,656,907)
                                                 -------------                        --------------
 Net increase (decrease)...................         39,877,206                            12,390,842
                                                 =============                        ==============

4. Sales of Securities.

Accumulated undistributed realized losses at April 30, 1998 amounted to $1,466. Such losses may be carried forward to offset capital gains through October 31, 2004.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights.

                                                    Six
                                                   Months                    Year Ended October 31,
                                                   Ended       ---------------------------------------------------------------
Class A                                          April 30,
-------                                             1998         1997          1996         1995         1994           1993
                                                 ---------     --------      --------     --------     --------       --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.....        $  1.00      $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                                  --------     --------      --------     --------     --------       --------
 Income from investment operations:
   Net investment income..................           0.015        0.031         0.031        0.034        0.023          0.022
 Less distributions:
   Dividends from net investment
           income.........................        (  0.015)    (  0.031)     (  0.031)    (  0.034)    (  0.023)      (  0.022)
                                                  --------     --------      --------     --------     --------       --------
 Net asset value, end of period...........        $  1.00      $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                                  ========     ========      ========     ========     ========       ========
 Total Return.............................           3.01%*       3.08%         3.09%        3.46%        2.35%          2.24%
 Ratios/Supplemental Data
 Net assets, end of period (000)..........        $342,612     $389,897      $448,647     $458,942     $541,106       $606,497
 Ratios to average net assets:
   Expenses (Includes expenses paid
        indirectly).......................           0.92%*       0.91%         0.90%        0.89%        0.88%          0.90%
   Net investment income..................           2.96%*       3.03%         3.05%        3.41%        2.31%          2.22%
   Expenses paid indirectly...............           0.00%*       0.00%         0.01%        0.01%        0.00%          0.00%

 *   Annualized









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights. (Continued)

                                                    Six
                                                   Months                         Year Ended October 31,
                                                   Ended       ---------------------------------------------------------------
Class B (a)                                      April 30,
-------                                             1998         1997          1996         1995         1994           1993
                                                 ---------     --------      --------     --------     --------       --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...          $  1.00      $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                                  --------     --------      --------     --------     --------       --------
 Income from investment operations:
   Net investment income................             0.016        0.033         0.033        0.037        0.026          0.023
 Less distributions:
   Dividends from net investment
           income.......................          (  0.016)    (  0.033)     (  0.033)    (  0.037)    (  0.026)      (  0.023)
                                                  --------     --------      --------     --------     --------       --------
 Net asset value, end of period.........          $  1.00      $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                                  ========     ========      ========     ========     ========       ========
 Total Return...........................             3.27%*       3.34%         3.35%        3.71%        2.60%          2.49%*
 Ratios/Supplemental Data
 Net assets, end of period (000)........          $213,203     $173,339      $160,986     $166,700     $142,006       $137,248
 Ratios to average net assets:
   Expenses (Includes expenses paid
         indirectly)....................             0.66%*       0.66%         0.66%        0.64%        0.63%          0.65%*
   Net investment income................             3.22%*       3.29%         3.30%        3.66%        2.56%          2.45%*
   Expenses paid indirectly.............             0.00%*       0.00%         0.01%        0.01%        0.00%          0.00%



 *   Annualized
 (a) Commencement of sales November 23, 1992.











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Funds
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian,
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, NY 10020







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------











                                             DAILY
                                             TAX FREE
                                             INCOME
                                             FUND, INC.








                                                  Semi-Annual Report
                                                    April 30, 1998
                                                     (Unaudited)









--------------------------------------------------------------------------------